Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		$ 40,209
Balance at end of period		40,973	$ 40,209
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(3,961)	(4,585)
Effect of movements in foreign exchange		(150)	100
Amortization		(340)	(647)
Impairment		(1)	(4)
Disposals through sale and derecognition		34	1,339
Transfer (to)/from other asset categories and other movements	[1]	(32)	(164)
Balance at end of period		(4,451)	(3,961)
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		44,170	45,015
Effect of movements in foreign exchange		667	(751)
Acquisitions and expenditures		482	978
Disposals through sale and derecognition		(40)	(1,437)
Transfer (to)/from other asset categories and other movements	[1]	145	365
Balance at end of period		45,424	44,170
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		37,652
Balance at end of period		38,141	37,652
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(88)
Balance at end of period		(88)	(88)
Brands [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		37,741
Effect of movements in foreign exchange		461
Acquisitions and expenditures		6
Disposals through sale and derecognition		(1)
Transfer (to)/from other asset categories and other movements	[1]	23
Balance at end of period		38,229	37,741
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		779
Balance at end of period		892	779
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(1,247)
Effect of movements in foreign exchange		(47)
Amortization		(65)
Transfer (to)/from other asset categories and other movements	[1]	(8)
Balance at end of period		(1,367)	(1,247)
Commercial intangibles [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		2,026
Effect of movements in foreign exchange		60
Acquisitions and expenditures		166
Transfer (to)/from other asset categories and other movements	[1]	7
Balance at end of period		2,259	2,026
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		1,473
Balance at end of period		1,882	1,473
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(2,577)
Effect of movements in foreign exchange		(100)
Amortization		(262)
Impairment		(1)
Disposals through sale and derecognition		33
Transfer (to)/from other asset categories and other movements	[1]	(15)
Balance at end of period		(2,923)	(2,577)
Software [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		4,050
Effect of movements in foreign exchange		149
Acquisitions and expenditures		301
Disposals through sale and derecognition		(33)
Transfer (to)/from other asset categories and other movements	[1]	338
Balance at end of period		4,805	4,050
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		305
Balance at end of period		58	305
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(49)
Effect of movements in foreign exchange		(3)
Amortization		(13)
Disposals through sale and derecognition		1
Transfer (to)/from other asset categories and other movements	[1]	(9)
Balance at end of period		(73)	(49)
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		354
Effect of movements in foreign exchange		(3)
Acquisitions and expenditures		9
Disposals through sale and derecognition		(6)
Transfer (to)/from other asset categories and other movements	[1]	(223)
Balance at end of period		$ 131	$ 354

[1]	The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.